STOCKHOLDER'S EQUITY (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	68.00%	75.00%	79.00%
Expected Term	5 years	2 years 6 months	2 years 6 months
Risk Free Rate	0.30%	1.73%	2.42%
Maximum[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	75.00%	80.00%	93.00%
Expected Term		5 years 10 months 25 days	5 years 10 months 25 days
Risk Free Rate	0.34%	2.49%	3.00%